INVENTORIES (Schedule of Movement on the Inventory Provision) (Details) - Provision for inventories [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Opening provision at January 1	$ 6,299	$ 7,543	$ 10,017
Charged during the year	1,567	480	2,561
Utilised during the year	(1,150)	(1,544)	(4,749)
Released during the year		(180)	(286)
Closing provision at December 31	$ 6,716	$ 6,299	$ 7,543